Convertible Preferred Stock and Preferred Stock - Conversion ratio (Details)		12 Months Ended
	Jul. 16, 2021	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Temporary Equity [Line Items]
Number of shares issued for each share		0.378
Preferred Stock Authorized		0	207,390,039
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Convertible preferred stock, outstanding		0	77,340,057
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	1
Preferred Stock Authorized			67,156,152
Convertible preferred stock, outstanding			24,359,107
Series A Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	2	2
Preferred Stock Authorized			9,233,677
Convertible preferred stock, outstanding			3,484,240
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	1
Preferred Stock Authorized			90,328,396
Convertible preferred stock, outstanding			34,129,398
Series B Preferred Stock
Temporary Equity [Line Items]
Conversion ratio	1	1
Preferred Stock Authorized			40,671,814
Convertible preferred stock, outstanding			15,367,312